Commitments - Summary of the terms of the non-cancellable leases (Detail) $ in Thousands	Nov. 30, 2019 USD ($)
Disclosure of operating lease by lessee [line items]
Minimum lease payments	$ 4,777
Less than one year
Disclosure of operating lease by lessee [line items]
Minimum lease payments	680
One to five years
Disclosure of operating lease by lessee [line items]
Minimum lease payments	2,944
More than five years
Disclosure of operating lease by lessee [line items]
Minimum lease payments	$ 1,153